CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue
Total operating revenue	$ 60,921		$ 49,844		$ 116,082	$ 98,424	$ 203,003	$ 187,515
Operating expenses
Selling, general and administrative expense	28,348		11,212		58,154	22,390	83,365	41,898
Depreciation and amortization	1,098		794		2,085	1,571	3,341	3,178
Total operating expenses	79,225		50,960		152,857	101,293	248,861	195,712
Loss from operations	(18,304)		(1,116)		(36,775)	(2,869)	(45,858)	(8,197)
Other non-operating expense (income)
Interest expense	61		81		135	182	320	347
Change in fair value of derivative warrant liabilities	(2,065)		0		(604)	0	(3,686)	0
Change in fair value of earnout liabilities	(10,800)		0		(50,240)	0	(24,891)	0
Gain on debt extinguishment	0		(5,186)		(183)	(5,186)	(4,957)	0
Other, net	(15)		4		136	(1,072)	(1,046)	6,271
Total other non-operating income	(12,819)		(5,101)		(50,756)	(6,076)	(34,260)	6,618
Income before provision for income (loss) taxes	(5,485)		3,985		13,981	3,207	(11,598)	(14,815)
Income tax benefit (expense)	32		(780)		(148)	(998)	671	493
Net income (loss)	$ (5,453)	$ 19,286	$ 3,205	$ (996)	$ 13,833	$ 2,209	$ (10,927)	$ (14,322)
Net income (loss) per share attributable to common stockholders:
Basic (in usd per share)	$ (0.06)		$ 0.05		$ 0.15	$ 0.03	$ (0.16)	$ (0.24)
Diluted (in usd per share)	$ (0.06)		$ 0.05		$ 0.15	$ 0.03	$ (0.16)	$ (0.24)
Weighted-average number of shares outstanding:
Basic (in shares)	72,996,836		66,021,829		73,123,895	64,446,377	66,230,606	59,117,723
Diluted (in shares)	72,996,836		66,021,829		76,106,201	64,446,377	66,230,606	59,117,723
Patient services
Revenue
Total operating revenue	$ 39,109		$ 29,786		$ 74,166	$ 59,408	$ 124,074	$ 116,817
Operating expenses
Direct costs	$ 32,875		$ 23,574		$ 60,253	$ 46,660	99,401	95,747
Weighted-average number of shares outstanding:
Diluted (in shares)	72,996,836		66,021,829		76,106,201	64,446,377
Dispensary
Revenue
Total operating revenue	$ 20,218		$ 17,782		$ 38,897	$ 35,400	72,550	63,890
Operating expenses
Direct costs	16,754		15,237		32,078	30,360	62,102	53,907
Clinical trials & other
Revenue
Total operating revenue	1,594		2,276		3,019	3,616	6,379	6,808
Operating expenses
Direct costs	$ 150		$ 143		$ 287	$ 312	$ 652	$ 982